Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

The carrying values, net of deferred debt issuance costs, and estimated fair values of debt with fixed interest rates (classified as Level 2 in the fair value hierarchy) were as follows:

	2024		2023
	Book Value	Fair Value	Book Value	Fair Value
Debt with fixed interest rates	$11,370	$11,289	$3,615	$3,379

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The Company measures and records certain assets and liabilities, including derivative instruments at fair value. The following table summarizes the fair value of these instruments, which are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	Level 1		Level 2
	December 31,		December 31,
	2024	2023	2024	2023
Assets
Other Investments:
Listed	$2	$2	$—	$—
Unlisted	—	—	10	9
Derivatives in cash flow hedging relationships	—	—	3	5
Derivatives not designated as hedging instruments	—	—	11	14
Assets measured at fair value	$2	$2	$24	$28

Liabilities
Derivatives in cash flow hedging relationships	$—	$—	$1	$8
Derivatives not designated as hedging instruments	—	—	13	12
Liabilities measured at fair value	$—	$—	$14	$20

Transfer of Financial Assets Accounted for as Sales

The following table presents a summary of these accounts receivable monetization agreements for the year ended December 31, 2024:

Receivable from financial institutions recognized as part of Combination	$—
Receivables sold to the financial institutions and derecognized	(1,381)
Receivables collected by financial institutions	1,319
Cash proceeds from financial institutions	62
Receivable from financial institutions at December 31, 2024	$—